Label	Element	Value
Boston Trust Walden Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Boston Trust Walden Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boston Trust Walden Small Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small capitalization (“small cap”) companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Walden Small Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2020, the Fund’s portfolio turnover rate was 39.89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.89%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. For these purposes, Boston Trust Walden Inc. (the “Adviser”) defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000® Index at the time of purchase. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Index can change the market capitalization range of the companies included in the index. As of December 31, 2020, the market capitalization range of the Russell 2000® Index was between $33.1 million and $14.2 billion.

The Adviser evaluates financially material environmental, social, and governance (ESG) factors as part of the investment decision-making process for the Fund. The Adviser considers financial materiality as it is understood in generally accepted accounting principles— information that would influence the judgment of an informed investor. The Adviser assesses the impact that ESG factors may have on revenues, expenses, assets, liabilities, and overall risk. The Fund is subject to ESG screening criteria in which the Adviser excludes companies with significant exposure in specific products or services, considering their revenue dependence (share of total revenue derived from undesirable products/services), market share (if a company is a market leader in an undesirable product despite relatively small share of total company revenue), and severity (how proximate the product or service is to the undesirable product—e.g., minor electronic input to a weapon system). Examples of products and services are found on page 32 of the Prospectus in the second paragraph under the heading “Environmental, Social & Governance Guidelines.” The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and impacts on stakeholders. For each potential investment, the Adviser seeks to understand the company’s products and services and evaluate overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas. In addition, the Adviser utilizes active ownership to encourage sustainable business policies and practices and greater ESG transparency. Active ownership strategies include proxy voting, dialogue with company management, sponsorship of shareholder resolutions, and public policy advocacy.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may affect the Fund’s exposure to certain companies, sectors and/or industries, and may adversely impact the Fund’s performance depending on whether such companies, sectors and/or industries are in or out of favor in the market. Both the ESG profile of a company or industry or the investment adviser’s judgement of a company or industry may change over time. The investment adviser’s judgement regarding the ESG screens may depend upon information that could be incomplete, inaccurate or unavailable, which may adversely affect the ESG analysis.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
RIsk Not Insured [Text]	rr_RiskNotInsured	Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The quoted performance for the Fund reflects the performance of a collective investment fund (the “Collective Fund”) that was previously managed with full investment authority by the parent company of the Adviser prior to the establishment of the Fund on December 16, 2005. The assets of the Collective Fund were converted into assets of the Fund upon the establishment of the Fund. The performance of the Collective Fund has been restated to reflect the net expenses (after applicable fee waivers and expense reimbursements) of the Fund for its initial year of investment operations. The Collective Fund was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance may have been adversely affected. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-282-8782, extension 7050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bostontrustwalden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Average Total Returns (Years ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
4Q2020	1Q2020
26.11%	(25.98)%
		For the period January 1, 2021 through March 31, 2021, the aggregate (non-annualized) total return for the Fund was 11.43%.
Year to Date Return, Label	rr_YearToDateReturnLabel	total return for the Fund
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.98%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax- deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax- deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). After-tax returns for the periods prior to December 16, 2005, the time the Fund became a registered investment company, are not required to be presented.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of December 31, 2020)
Boston Trust Walden Small Cap Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1994
Boston Trust Walden Small Cap Fund | Boston Trust Walden Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,289
Annual Return 2011	rr_AnnualReturn2011	(0.64%)
Annual Return 2012	rr_AnnualReturn2012	12.68%
Annual Return 2013	rr_AnnualReturn2013	31.82%
Annual Return 2014	rr_AnnualReturn2014	(0.77%)
Annual Return 2015	rr_AnnualReturn2015	(3.67%)
Annual Return 2016	rr_AnnualReturn2016	23.29%
Annual Return 2017	rr_AnnualReturn2017	12.26%
Annual Return 2018	rr_AnnualReturn2018	(6.00%)
Annual Return 2019	rr_AnnualReturn2019	29.88%
Annual Return 2020	rr_AnnualReturn2020	8.17%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1994
Boston Trust Walden Small Cap Fund | Boston Trust Walden Small Cap Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.01%
Boston Trust Walden Small Cap Fund | Boston Trust Walden Small Cap Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.63%

[1]	Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through May 1, 2022 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years of the date on which the expense reduction or reimbursement occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.